Convertible Notes Payable - Schedule of Interest Expenses (Details) - Previously Reported [Member] - Diamir Biosciences Corp [Member] - USD ($)	12 Months Ended
	May 31, 2025	Dec. 31, 2024
Schedule of Interest Expenses [Line Items]
Interest on notes	$ 25,607	$ 19,490
Amortization of discount	31,550	19,349
Total	$ 57,157	$ 38,839